Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000018454 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018454 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000018454 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000018454 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000018454 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000018454 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000018454 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000018454 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000018454 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000018454 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000018454 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018454 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000018454 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000018454 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018454 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000018454 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000018454 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000018454 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000018454 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000018456 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018456 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000018456 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000018456 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000018456 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000018456 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000018456 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000018456 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000018456 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000018456 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000018456 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018456 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000018456 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000018456 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018456 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000018456 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000018456 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000018456 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000018456 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000052177 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052177 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000052177 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000052177 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000052177 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000052177 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000052177 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000052177 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000052177 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000052177 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000052177 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000052177 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000052177 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000052177 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052177 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000052177 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000052177 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000052177 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000052177 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000188230 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000188230 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000188230 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000188230 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000188230 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000188230 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000188230 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000188230 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000188230 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000188230 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000188230 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000188230 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000188230 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000188230 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000188230 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000188230 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000188230 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000188230 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000188230 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000018458 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018458 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000018458 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000018458 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000018458 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000018458 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000018458 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000018458 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000018458 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000018458 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000018458 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018458 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000018458 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000018458 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018458 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000018458 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000018458 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000018458 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000018458 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000018457 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000018457 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000018457 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000018457 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000018457 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000018457 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000018457 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000018457 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000018457 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000018457 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000018457 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000018457 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000018457 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000018457 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000018457 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000018457 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000018457 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000018457 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000018457 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000052178 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052178 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000052178 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000052178 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000052178 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000052178 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000052178 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000052178 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000052178 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000052178 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000052178 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000052178 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000052178 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000052178 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052178 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000052178 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000052178 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000052178 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000052178 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000052179 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000052179 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000052179 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000052179 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000052179 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000052179 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000052179 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000052179 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000052179 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000052179 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000052179 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000052179 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000052179 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000052179 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000052179 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000052179 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000052179 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000052179 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000052179 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000158205 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158205 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000158205 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000158205 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000158205 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000158205 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000158205 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000158205 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000158205 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000158205 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000158205 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158205 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000158205 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000158205 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158205 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000158205 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000158205 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000158205 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000158205 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000158206 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158206 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000158206 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000158206 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000158206 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000158206 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000158206 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000158206 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000158206 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000158206 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000158206 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158206 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000158206 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000158206 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158206 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000158206 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000158206 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000158206 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000158206 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%
C000158207 | Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000158207 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	4.09%
C000158207 | Basic Materials
Holdings [Line Items]
Percent of Total Investments	3.85%
C000158207 | Communications
Holdings [Line Items]
Percent of Total Investments	6.12%
C000158207 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.52%
C000158207 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	8.51%
C000158207 | Diversified
Holdings [Line Items]
Percent of Total Investments	0.22%
C000158207 | Domestic Fixed Income
Holdings [Line Items]
Percent of Total Investments	0.88%
C000158207 | Energy
Holdings [Line Items]
Percent of Total Investments	11.59%
C000158207 | Financial
Holdings [Line Items]
Percent of Total Investments	12.60%
C000158207 | Government
Holdings [Line Items]
Percent of Total Investments	3.80%
C000158207 | Health Care
Holdings [Line Items]
Percent of Total Investments	0.27%
C000158207 | Industrial
Holdings [Line Items]
Percent of Total Investments	7.68%
C000158207 | Information Technology
Holdings [Line Items]
Percent of Total Investments	1.20%
C000158207 | Investments in Underlying Funds
Holdings [Line Items]
Percent of Total Investments	0.53%
C000158207 | Other
Holdings [Line Items]
Percent of Total Investments	25.29%
C000158207 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.66%
C000158207 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.07%
C000158207 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.12%